Direct Financing and Sales-type Leases	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Direct Financing and Sales-type Leases

(8) Direct Financing and Sales-type Leases

The Company leases containers under direct financing and sales-type leases. The Company had 135,221 and 164,249 containers under direct financing and sales-type leases as of December 31, 2016 and 2015, respectively.

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2015 and 2014 were as follows:

	2016	2015 (1)
Future minimum lease payments receivable	$269,256	$381,561
Less unearned income	(32,022)	(49,769)
Net investment in direct financing and sales-type leases	$237,234	$331,792
Amounts due within one year	$64,951	$86,404
Amounts due beyond one year	172,283	245,388
Net investment in direct financing and sales-type leases	$237,234	$331,792

(1)

Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

In September 2016, net investment in direct financing leases with a balance of $88,171 was reclassified to containers, net due to one of the Company’s customers filing for bankruptcy in August 2016 (see Note 3 “Insurance Receivable and Impairment”).

The carrying value of TW’s net investment in direct financing and sales-type leases was $133,991 and $181,870 at December 31, 2016 and 2015, respectively.

The Company maintains detailed credit records about its container lessees. The Company’s credit policy sets different maximum exposure limits for its container lessees. The Company uses various credit criteria to set maximum exposure limits rather than a standardized internal credit rating. Credit criteria used by the Company to set maximum exposure limits may include, but are not limited to, container lessee trade route, country, social and political climate, assessments of net worth, asset ownership, bank and trade credit references, credit bureau reports, including those from Dynamar B.V. and Lloyd’s Marine Intelligence Unit (common credit reporting agencies used in the maritime sector), operational history and financial strength. The Company monitors its container lessees’ performance and its lease exposures on an ongoing basis, and its credit management processes are aided by the long payment experience the Company has had with most of its container lessees and the Company’s broad network of long-standing relationships in the shipping industry that provide the Company current information about its container lessees.

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2016, the aging would be as follows:

1-30 days past due	$4,592
31-60 days past due	937
61-90 days past due	—
Greater than 90 days past due	5,675
Total past due	11,204
Current	258,052
Total future minimum lease payments	$269,256

The Company maintains allowances, if necessary, for doubtful accounts and estimated losses resulting from the inability of its lessees to make required payments under direct financing and sales-type leases based on, but not limited to, each lessee’s payment history, management’s current assessment of each lessee’s financial condition and the adequacy of the fair value of containers that collateralize the leases compared to the book value of the related net investment in direct financing and sales-type leases. The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2016 and 2015 are as follows:

Balance as of December 31, 2014	$1,143
Additions charged to expense	2,745
Write-offs	(5)
Balance as of December 31, 2015	3,883
Additions charged to expense	9,140
Write-offs	(2,083)
Balance as of December 31, 2016	$10,940

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2016:

Year ending December 31:
2017	$77,765
2018	65,021
2019	45,582
2020	28,281
2021 and thereafter	52,607
Total future minimum lease payments receivable	$269,256

Lease rental income includes income earned from direct financing and sales-type leases in the amount of $18,558, $25,291 and $24,622 during 2016, 2015 and 2014, respectively. Amounts for 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).